CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A [Member] CNY (¥) shares	Common Class B [Member] CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Noncontrolling interest CNY (¥)
Beginning Balance at Dec. 31, 2017	¥ (1,931,542)		¥ 0	¥ 0	¥ 327,694	¥ (2,259,236)
Beginning Balance (in shares) at Dec. 31, 2017 | shares			84,000,000	116,000,000
Net income	611,758					611,758
Dividend distributed to shareholders	(400,000)					(400,000)
Share-based compensation	67,778				67,778
Ending Balance at Dec. 31, 2018	(1,652,006)		¥ 0	¥ 0	395,472	(2,047,478)
Ending Balance (in shares) at Dec. 31, 2018 | shares			84,000,000	116,000,000
Shares issued in initial public offering (“IPO”)	234,354				234,354
Shares issued in initial public offering ("IPO") (in shares) | shares			16,100,000
Capital contribution from noncontrolling interest shareholders	815							¥ 815
Net income	527,185					527,747		(562)
Foreign currency translation adjustments	471						¥ 469	2
Share-based compensation	147,582				147,582
Ending Balance at Dec. 31, 2019	(741,599)		¥ 0	¥ 0	777,408	(1,519,731)	469	255
Ending Balance (in shares) at Dec. 31, 2019 | shares			100,100,000	116,000,000
Capital contribution from noncontrolling interest shareholders	500							500
Net income	250,066	$ 38,325				252,883		(2,817)
Foreign currency translation adjustments	(13,366)	(2,048)					(13,286)	(80)
Share-based compensation	30,652				30,652
Exercise of share options	6,982				6,982
Business combination under common control	3,000				3,000
Conversion of Class B Ordinary Share to Class A Ordinary Share	0		¥ 0	¥ 0
Convert Class B Ordinary Share to Class A Ordinary Share (in shares) | shares			8,000,000	(8,000,000)
Ending Balance at Dec. 31, 2020	¥ (463,765)	$ (71,075)	¥ 0	¥ 0	¥ 818,042	¥ (1,266,848)	¥ (12,817)	¥ (2,142)
Ending Balance (in shares) at Dec. 31, 2020 | shares			108,100,000	108,000,000